5. Acquisitions (Details Narrative) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 13, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payment for acquisition		$ 8,345	$ 0	$ 0
Goodwill		626	651
Heliostixio [Member]
Payment for acquisition	$ 2,108
Goodwill		626	$ 651
Heliohrisi S.A [Member]
Payment for acquisition		4,013
Excess of consideration over fair value of assets acquired		777
Thermi Sun S.A [Member]
Payment for acquisition		8,476
Excess of consideration over fair value of assets acquired		$ 232